Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Components Of Accounts Receivable

	December 31,
	2011	2010
Trade receivables	$64,051	$15,297
Contingent income (Note 4)	13,000	22,105
Insurance proceeds	12,913	—
Refundable taxes	3,314	20,338
Accrued interest	1,084	2,321
Related parties (Note 23)	1,227	2,127
Other	6,871	3,553

	$102,460	$65,741